united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund

Spectrum Advisors Preferred Fund

Semi-Annual Report
March 31, 2017

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.

Member FINRA

May 24, 2017

Dear Shareholders:

This Semi-annual report for the Spectrum Funds covers the period from October 1, 2016 – March 31, 2017. The Spectrum Low Volatility Fund, which was created to act as a solution for fixed income exposure in all market environments, produced a return of 5.99% for the period. The Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, rose by 3.01% for the same period, while the S&P 500 Total Return Index increased by 10.12%.

The Spectrum Advisors Preferred Fund, which was created to be an actively managed equity fund that has a lower volatility than the U.S. stock market, produced a return of 6.60% for the six months ending March 31, 2017. The Fund’s benchmark is the S&P 500 Total Return Index (returned 10.12% for the same period). A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting to the Barclays U.S. Aggregate Bond Index returned 4.14% for the six month period.

The Spectrum Low Volatility Fund focuses on domestic fixed-income and credit markets but can invest globally when prudent. At the beginning of October, equities across the globe were down, as investors attempted to predict the next President and decipher the future impact that would have on businesses and global economies. In response, the Sub-Advisor decreased investment in municipal and high yield bonds. In November and December, the markets rallied strongly upon the conclusion of the election only pausing in mid-December when the Federal Reserve raised rates. While this was highly anticipated, the outlook for three successive rate increases in 2017 gave pause to investors. High yield bonds, which are more tied to economic activity, continued to show gains, while floating rate bonds finished the year strongly. Treasury bond prices were flat as December began, but made a strong turnaround by year end. Exposure in mortgage-backed and inflation-protected investments was reduced, and floating rate investments were increased. High yield trends remained favorable, but the higher volatility warranted a modest reduction in exposure. Heading into 2017, markets were surging. Overall, economic statistics and earnings have remained positive and continue to point to improving global markets. These favorable strides in the economy, real or perceived, provided support during the majority of the first quarter for “risk-on assets” including high yield bonds, as well as several other categories such as preferred stock and emerging market bonds. Moving into the second quarter, investors continued to watch the White House and central banks for any sign of changes in rhetoric. The leveraged exposure of the Fund at the end of March amounted to 2.06 versus 2.11 on September 30th. The leverage factor depends on opportunity and risk factors evaluated by the Sub-Advisor which are actively adjusted on a daily basis based on the Sub- Advisor’s technical analysis indicators.

Spectrum Advisors Preferred Fund implements various trading models depending on the equity market environment. During the entire six month period from October 2016 – March 2017, markets were in a Bull Market Environment pursuant to the Sub-Advisor’s indicators. However, toward the end of the period, major indices pulled back off the early highs. The Sub-Advisor reduced equity exposure as models forewarned of a possible increase in risk. At the close of the period, the Sub-Advisor’s macro assessment remained bullish but tactical methods were cautious, waiting for additional measures to return to a fully bearish stance. At the end of the period, the Spectrum Advisors Preferred’s equity model exposure amounted to a factor of 1.1, while the income model exposure amounted to a factor of 0.41, the same amount of equity and income exposure as on September 30, 2016.

Thank you for your investment in the Funds.

Spectrum Financial Services, Inc.	Advisors Preferred, LLC

Sub-Advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund

Portfolio Review (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

	Six Month	One Year	Three Years	Since Inception **
Spectrum Low Volatility Fund - Investor Class	5.99%	15.59%	7.18%	6.92%
S&P/LSTA Leveraged Loan 100 Total Return Index.***	3.01%	9.04%	2.80%	2.95%
S&P 500 Total Return Index ****	10.12%	17.17%	10.37%	11.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2017 is 2.90% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Total Return Index is designed to reflect the performance of the largest facilities in the leverage loan market. The Fund has replaced the S&P 500 Total Return Index with the S&P/LSTA Leveraged Loan 100 Total Return Index as the Fund’s primary benchmark because it believes the new benchmark is more representative of the Fund’s investment strategy. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by Type of Investment:	% of Net Assets *
Debt Funds	37.9%
Money Market Funds	50.6%
Other Assets Less Liabilities	11.5%
100.0%

*    The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

Spectrum Advisors Preferred Fund

Portfolio Review (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

	Six Month	One Year	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	6.60%	11.11%	2.41%
S&P 500 Total Return Index ***	10.12%	17.17%	8.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Low Volatility Fund’s Investor Class shares are subject to a restated gross annual operating expense ratio of 2.50%, as per the February 1, 2017 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by Type of Investment:	% of Net Assets
Equity Funds	34.4%
Debt Fund	21.6%
Money Market Funds	34.6%
Other Assets Less Liabilities	9.4%
100.0%

*    The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

Spectrum Low Volatility Fund

Portfolio of Investments (Unaudited)

March 31, 2017

Shares		Value
	MUTUAL FUNDS - 37.92%
	DEBT FUNDS - 37.92%
178,634	AlphaCentric Income Opportunities Fund	$2,048,928
450,495	Deer Park Total Return Credit Fund	4,883,364
1,648,955	JPMorgan High Yield Fund	12,235,250
	TOTAL MUTUAL FUNDS (Cost - $19,099,427)	19,167,542

	SHORT-TERM INVESTMENT - 50.54%
	MONEY MARKET FUNDS - 50.54%
12,775,751	Fidelity Institutional Money Market Fund - 0.56% (a)	12,775,751
12,775,751	First American Governent Obligations Fund - 0.61% (a)	12,775,751
	(Cost - $25,551,502)	25,551,502

	TOTAL INVESTMENTS - 88.46% (Cost - $44,650,929) (b)	$44,719,044
	OTHER ASSETS LESS LIABILITIES - 11.54%	5,832,706
	NET ASSETS - 100.0%	$50,551,750

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,779,715 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$108,905
Unrealized Depreciation:	(169,576)
Net Unrealized Depreciation:	$(60,671)

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2017	Interest Rate Payable (4)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
347,173	American Century Market Neutral Value Fund	$3,700,859	3-Mth USD_LIBOR plus 100 bp	5/21/2019	Barclays	$79,451
664,894	Angel Oak Multi-Strategy Income Fund	7,500,000	3-Mth USD_LIBOR plus 125 bp	3/31/2019	Barclays	(21,298)
982,226	Eaton Vance Floating-Rate Advantage Fund	10,637,512	3-Mth USD_LIBOR plus 125 bp	3/22/2019	Barclays	47,948
31,596,207	Fidelity Government Cash Reserves	31,596,207	3-Mth USD_LIBOR plus 125 bp	3/11/2019	Barclays	(1,754)
426,633	Guggenheim Floating Rate Strategies Fund	11,126,587	3-Mth USD_LIBOR plus 100 bp	3/22/2019	Barclays	(1,216)
848,018	Lord Abbett Floating Rate Fund	7,844,163	3-Mth USD_LIBOR plus 100 bp	5/24/2019	Barclays	(26,287)
876,037	PIMCO High Yield Spectrum Fund	8,690,287	3-Mth USD_LIBOR plus 125 bp	12/31/2049	Barclays	17,039
992,306	Semper MBS Total Return Fund	10,498,593	3-Mth USD_LIBOR plus 125 bp	5/20/2017	Barclays	28,603
	Total	$91,594,208				$122,486

CENTRALLY CLEARED CREDIT DEFAULT SWAP (1)(2)(3)

Number of Shares	Reference Entity	Notional Amount at March 31, 2017	Interest Rate Payable (4)	Termination Date	Counterparty	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
12,500	CDX HY CDSI S28 5Y	$12,500,000	500 bps	6/20/2022	CS	862,701	$35,424
	(Sell Protection)

CS:Credit Suisse Capital, LLC.

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S28 5Y.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Advisors Preferred Fund

Portfolio of Investments (Unaudited)

March 31, 2017

Shares		Value
	MUTUAL FUNDS - 56.00%
	DEBT FUND - 21.60%
176,391	JPMorgan High Yield Fund	$1,308,820

	EQUITY FUNDS - 34.40%
44,425	Polen Growth Fund	943,143
90,965	Vanguard Global Minimum Volatility Fund	1,141,609
		2,084,752
	TOTAL MUTUAL FUNDS
	(Cost - $ 3,271,885)	3,393,572

	SHORT-TERM INVESTMENT - 34.64%
	MONEY MARKET FUNDS - 34.64%
1,049,478	Fidelity Institutional Money Market Funds - 0.56% (a)	1,049,478
1,049,478	First American Governent Obligations Fund - 0.61% (a)	1,049,478
	(Cost - $2,098,956)	2,098,956

	TOTAL INVESTMENTS - 90.64% (Cost - $5,370,841) (b)	$5,492,528
	OTHER ASSETS LESS LIABILITIES - 9.36%	567,309
	NET ASSETS - 100.0%	$6,059,837

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,411,237 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$121,687
Unrealized Depreciation:	(40,396)
Net Unrealized Appreciation:	$81,291

OPEN FUTURES CONTRACTS

					Unrealized
				Notional Value at	Appreciation
Contracts	Issue	Exchange	Expiration	March 31, 2017	(Depreciation)
12	NASDAQ 100 E-Mini	Chicago Mercantile Exchange	Jun-17	1,305,240	$4,092
9	Russel 2000 Mini	NYSE - ICE Futures	Jun-17	622,980	(1,800)
7	S&P 500 E-Mini Future	Chicago Mercantile Exchange	Jun-17	825,738	(4,393)
					$(2,101)

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2017	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
34,106	Aberdeen U.S. Small Cap Equity Fund	$1,182,810	3-Mth USD_LIBOR plus 100 bp	7/18/2049	Barclays	$(34,225)
6,900	iShares iBoxx $ High Yield Corporate Bond ETF	605,830	1-Mth USD_LIBOR plus 30 bp	8/7/2017	CS	(148)
	Total	$1,788,640				$(34,373)

CS: Credit Suisse Capital, LLC.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2017

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund

ASSETS
Investment securities:
At cost	$44,650,929	$5,370,841
At value	$44,719,044	$5,492,528
Segregated cash- Collateral for Futures	4,792,531	612,502
Deposit with Broker for futures	92,499	—
Deposit for swaps	862,701	—
Receivable for swaps	276,825	5,917
Unrealized appreciation on swaps	208,465	—
Unrealized appreciation on futures	—	4,092
Dividends receivable	62,796	—
Prepaid expenses	6,189	2,412
TOTAL ASSETS	51,021,050	6,117,451

LIABILITIES
Unrealized depreciation on swaps	50,555	34,373
Unrealized depreciation on futures	—	6,193
Payable for swaps	261,923	7,337
Fund shares redeemed payable	49,917	—
Non 12b-1 fees payable	3,263	1,200
Investment advisory fees payable	91,938	7,996
Payable to Related Parties	11,704	515
TOTAL LIABILITIES	469,300	57,614
NET ASSETS	$50,551,750	$6,059,837

NET ASSET VALUE
Net Assets	50,551,750	6,059,837
Shares of beneficial interest outstanding	2,351,613	292,544
Net asset value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$21.50	$20.71

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$48,574,035	$6,069,179
Accumulated net investment income	840,324	14,645
Accumulated net realized gain (loss) from security transactions, swaps and futures transactions	911,366	(109,200)
Net unrealized appreciation (depreciation):
Investments	68,115	121,687
Swaps	157,910	(34,373)
Futures Contracts	—	(2,101)
NET ASSETS	$50,551,750	$6,059,837

See accompanying notes to financial statements.

Spectrum Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2017

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
INVESTMENT INCOME
Dividends	$486,912	$83,489
Interest	15,622	3,438
TOTAL INVESTMENT INCOME	502,534	86,927

EXPENSES
Investment advisory fees	456,171	40,677
Distribution (12b-1) fees	—	813
Non 12b-1 shareholder servicing fees	6,365	—
Administration expenses (Note 5)	75,616	8,677
TOTAL EXPENSES	538,152	50,167

NET EXPENSES	538,152	50,167

NET INVESTMENT INCOME (LOSS)	(35,618)	36,760

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	667,371	(3,681)
Swaps	1,756,610	124,006
Futures	(21,008)	180,776
TOTAL NET REALIZED GAIN (LOSS)	2,402,973	301,101

Net change in unrealized appreciation (depreciation) on:
Investments	59,779	107,431
Swaps	29,124	(56,481)
Futures	—	(20,356)
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	88,903	30,594

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,491,876	331,695

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,456,258	$368,455

See accompanying notes to financial statements.

Spectrum Low Volatility Fund

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016 *
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(35,618)	$(60,679)
Net realized gain from security transactions, swaps, and futures contracts	2,402,973	2,960,633
Net change in unrealized appreciation of investments, swaps and futures contracts	88,903	344,079
Net increase in net assets resulting from operations	2,456,258	3,244,033

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(912,297)	(294,282)
From net realized gains	(2,403,856)	—
Net decrease in net assets from distributions to shareholders	(3,316,153)	(294,282)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,845,679	12,842,455
Net asset value of shares issued in reinvestment of distributions	3,091,925	282,677
Payments for shares redeemed	(2,400,495)	(2,746,568)
Net increase in net assets from shares of beneficial interest	16,537,109	10,378,564

TOTAL INCREASE IN NET ASSETS	15,677,214	13,328,315

NET ASSETS
Beginning of Period	34,874,536	21,546,221
End of Period +	$50,551,750	$34,874,536

+ Includes accumulated net investment income of:	$840,324	$1,788,239

SHARE ACTIVITY
Shares Sold	741,875	610,110
Shares Reinvested	147,956	14,371
Shares Redeemed	(111,748)	(134,935)
Net increase in shares of beneficial interest outstanding	778,083	489,546

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$36,760	$(30,009)
Net realized gain (loss) from security transactions, swaps and futures contracts	301,101	(80,891)
Net change in unrealized appreciation of investments, swaps and futures contracts	30,594	332,839
Net increase in net assets resulting from operations	368,455	221,939

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,403)	(34,915)
Net decrease in net assets from distributions to shareholders	(9,403)	(34,915)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,878,321	50,073
Net asset value of shares issued in reinvestment of distributions	9,403	34,915
Payments for shares redeemed	(507,897)	(1,456,891)
Net increase (decrease) in net assets from shares of beneficial interest	1,379,827	(1,371,903)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,738,879	(1,184,879)

NET ASSETS
Beginning of Period	4,320,958	5,505,837
End of Period +	$6,059,837	$4,320,958

+ Includes accumulated net investment income (loss) of:	$14,645	$(12,712)

SHARE ACTIVITY
Shares Sold	94,690	2,638
Shares Reinvested	472	1,886
Shares Redeemed	(24,609)	(78,463)
Net increase (decrease) in shares of beneficial interest outstanding	70,553	(73,939)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30, 2016	September 30, 2015	September 30, 2014 *
	(Unaudited)

Net asset value, beginning of period	$22.16		$19.88	$19.94	$20.00
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.06)	(0.06)	0.11
Net realized and unrealized gain on investments, swaps and futures contracts	1.25		2.62	0.47	0.28
Total from investment operations	1.23		2.56	0.41	0.39
Less distributions from:
Net investment income	(1.39)		(0.28)	(0.42)	(0.45)
Net realized gains	(0.50)		—	(0.05)	—
Total distributions	(1.89)		(0.28)	(0.47)	(0.45)
Net asset value, end of period	$21.50		$22.16	$19.88	$19.94
Total return (2)	5.99	% (3)	13.04%	2.03%	1.93	% (3)
Net assets, end of period (000s)	$50,552		$34,875	$21,546	$15,806
Ratio of expenses to average net assets,
net of fee waivers (5)	2.53	% (4)	2.55%	2.43%	2.65	% (4)
before fee waivers (5)	2.53	% (4)	2.57%	2.63%	2.65	% (4)
Ratio of net investment income (loss) to average net assets (5,6)	(0.17	)% (4)	(0.24)%	(0.29)%	0.70	% (4)
Portfolio Turnover Rate	192	% (3)	649%	526%	455	% (3)

*	The Fund commenced operations on December 16, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30, 2016	September 30, 2015 *
	(Unaudited)

Net asset value, beginning of period	$19.46		$18.61	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.14		(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments, swaps and future contracts	1.14		1.10	(1.34)
Total from investment operations	1.28		0.98	(1.39)
Less distributions from:
Net investment income	(0.03)		(0.13)	—
Total distributions	(0.03)		(0.13)	—
Net asset value, end of period	$20.71		$19.46	$18.61
Total return (2)	6.60	% (3)	5.31%	(6.95	)% (3)
Net assets, end of period (000s)	$6,060		$4,321	$5,506
Ratio of expenses to average net assets (5)	1.85	% (4)	1.95%	1.88	% (4)
Ratio of net investment (loss) to average net assets (5,6)	1.35	% (4)	(0.66)%	(0.68	)% (4)
Portfolio Turnover Rate	69	% (3)	228%	53	% (3)

*	The Fund commenced operations on June 1, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”) and Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) are each a diversified series of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund commenced operations on December 16, 2013 and the Advisors Preferred Fund commenced operations on June 1, 2015. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last mean of the last bid and offer price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2017 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,167,542	$—	$—	$19,167,542
Short-term Investment	25,551,502	—	—	25,551,502
Derivatives
Swaps	—	208,465	—	208,465
Total Assets	$44,719,044	$208,465	$—	$44,927,509
Liabilities*
Derivatives
Swaps	$—	$50,555	$—	$50,555
Total Liabilities	$—	$50,555	$—	$50,555

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,393,572	$—	$—	$3,393,572
Short-term Investment	2,098,956	—	—	2,098,956
Derivatives
Futures Contracts	4,092	—	—	4,092
Total Assets	$5,496,620	$—	$—	$5,496,620
Liabilities*
Derivatives
Futures Contracts	$6,193	$—	$—	$6,193
Swaps	—	$34,373	—	$34,373
Total Liabilities	$6,193	$34,373	$—	$40,566

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current year or period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current year presented. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its respective investment objective. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year (2013 and 2014) for Spectrum Low Volatility Fund; (2014) for Spectrum Advisors Preferred Fund, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $37,712,040 and $31,931,420 for the Low Volatility Fund and $2,576,121 and $2,143,666 for Advisors Preferred Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a net asset or liability equal to the unrealized swap and future contracts gain or losses. During the six months ended March 31, 2017, the Funds were subject to a master netting arrangement for the swap and future contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2017.

Spectrum Low Volatility Fund

				Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Asset Net
Description	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Received	Amount
Swaps Contracts	$208,465	$—	$208,465	$(50,555)	$—	$157,910
Total	$208,465	$—	$208,465	$(50,555)	$—	$157,910

				Gross Amounts Not Offset in the Statements of
Liabilities:				Assets & Liabilities

			Net Amounts of Liabilities
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Liability Net
Description	Recognized Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged(1)	Amount
Swaps Contracts	$(50,555)	$—	$(50,555)	$50,555	$—	$—
Total	$(50,555)	$—	$(50,555)	$50,555	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

Spectrum Advisors Preferred Fund

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Asset Net
Description	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Received	Amount
Future Contracts	4,092	—	4,092	(4,092)	—	—
Total	$4,092	$—	$4,092	$(4,092)	$—	$—

				Gross Amounts Not Offset in the
Liability:				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Liability Net
Description	Recognized Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Amount
Future Contracts	(6,193)	—	(6,193)	4,092	—	(2,101)
Swaps	(34,373)	—	(34,373)	—	—	(34,373)
Total	$(40,566)	$—	$(40,566)	$4,092	$—	$(36,474)

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized appreciation/depreciation on swaps
Credit Default Swaps (Low Volatility Fund)	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized appreciation/depreciation on futures contracts

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2017:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value

		Multiple Risks (Equity,	Total as of
Derivative Investment Type	Interest Rate Risk	Interest, and Curency)	March 31, 2017
Total Return Swaps	$64,333	$58,153	$122,486
Credit Default Swaps	35,424	—	35,424
Total	$99,757	$58,153	$157,910

Spectrum Advisors Preferred Fund

Asset (Liability) Derivatives Investment Value

			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2017
Total Return Swaps	$(148)	$(34,225)	$(34,373)
Futures Contracts *	—	(2,101)	(2,101)
Total	$(148)	$(36,326)	$(36,474)

*	Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolios of Investments.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2017

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net change in unrealized appreciation (depreciation) on swaps
Net change in unrealized appreciation (depreciation) on futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2017:

Spectrum Low Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
		Multiple Risks (Equity,	Six Months Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Curency)	March 31, 2017
Swaps	$1,918,644	$(162,034)	$1,756,610
Futures	(21,008)	—	(21,008)
Total	$1,897,636	$(162,034)	$1,735,602

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
		Multiple Risks (Equity,	Six Months Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Curency)	March 31, 2017
Swaps	$(64,092)	$93,216	$29,124
Total	$(64,092)	$93,216	$29,124

Spectrum Advisors Preferred Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2017
Swaps	$(21,110)	$145,116	$124,006
Futures	(1,125)	181,901	180,776
Total	$(22,235)	$327,017	$304,782

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2017
Swaps	$(5,270)	$(51,211)	$(56,481)
Futures	—	(20,356)	(20,356)
Total	$(5,270)	$(71,567)	$(76,837)

Spectrum Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse Capital, LLC. (“Credit Suisse”) and Barclays Bank (“Barclays”). If Credit Suisse or Barclays become insolvent, each may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% for Spectrum Low Volatility Fund and 1.50% for the Spectrum Advisors Preferred Fund of the average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $456,171 and $40,677 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, in advisory fees.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Spectrum Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS for a portion of the semi-annual period ended March 31, 2017, provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS.

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Spectrum Advisor Preferred Fund. The Rule 12b-1 Plan provides a monthly distribution calculated by the Funds at an annual rate of up to 0.25% (currently set at 0.03% per annum) of the average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of expenses incurred. Effective February 1, 2017, the Trust’s Board of Trustees, including a majority of the Rule 12b-1 Trustees, approved the termination of the Rule 12b-1 Plan with respect to the Investor Class shares of the Spectrum Advisors Preferred Fund. For the six months ended March 31, 2017, the Investor Class paid $813 for Spectrum Advisors Preferred Fund, which was paid out to brokers and dealers.

During the six months ended March 31, 2017, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf the Spectrum Low Volatility Fund and Spectrum Advisor Preferred Fund but did not receive any trade commissions.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Adviser and its affiliates. Trustee fees are not borne by the Funds, but by GFS.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2016 and September 30, 2015 were as follows:

For fiscal year ended	Ordinary
9/30/2016	Income	Total
Spectrum Low Volatility Fund	$294,282	$294,282
Spectrum Advisors Preferred Fund	34,915	34,915

For fiscal year ended	Ordinary
9/30/2015	Income	Total
Spectrum Low Volatility Fund	$396,085	$396,085
Spectrum Advisors Preferred Fund	—	—

Spectrum Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Spectrum Low Volatility Fund	$2,829,274	$—	$—	$—	$8,336	$2,837,610
Spectrum Advisors Preferred Fund	9,396	—	(60,536)	(331,477)	14,223	(368,394)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain (loss) and unrealized appreciation from security transactions is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open swap contracts and open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows

Post October
Losses
Spectrum Low Volatility Fund	$—
Spectrum Advisors Preferred Fund	60,536

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-	Long-
	Term	Term	Total
Spectrum Low Volatility Fund	$—	$—	$—
Spectrum Advisors Preferred Fund	202,637	128,840	331,477

Permanent book and tax differences, primarily attributable to the book/tax treatment of swap income, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Spectrum Low Volatility Fund	$—	$1,827,267	$(1,827,267)
Spectrum Advisors Preferred Fund	—	56,912	(56,912)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Low Volatility Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (“Fidelity”) and the First American Government Obligations Fund (“First America”). The Low Volatility Fund may redeem their investment from Fidelity and First America at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Low Volatility Fund and its shareholders to do so.

Spectrum Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

The performance of the Low Volatility Fund may be directly affected by the performance of Fidelity and First America. The financial statements of Fidelity and First America, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Low Volatility Fund’s financial statements. As of March 31, 2017 the percentage of the net assets invested in Fidelity and First America were 25.27% and 25.27% for the Low Volatility Fund.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Spectrum Funds

Expense Example (Unaudited)

March 31, 2017

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2016	3/31/2017	10/1/2016-3/31/2017
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,059.90	$12.99
Spectrum Advisors Preferred Fund	1.85%	$1,000.00	$1,066.00	$9.53

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2016	3/31/2017	10/1/2016-3/31/2017
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,012.32	$12.69
Spectrum Advisors Preferred Fund	1.85%	$1,000.00	$1,015.71	$9.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Approval of Advisory and Sub-Advisory Agreement – Spectrum Low Volatility Fund & Spectrum Advisors Preferred Fund

At a meeting held on November 7 and 8, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund (each a “Fund” and together the “Funds”) and the approval of each sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreements, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund- related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of each Fund as compared to their respective benchmarks and Morningstar categories.

Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreements included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and each Sub-Advisory Agreement between the Adviser and Spectrum for each of the Funds, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Spectrum’s Forms ADV, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Funds, including the team of individuals that primarily monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b)

In reaching their conclusions, the Board considered that the Adviser delegates day-to-day investment decisions of the Funds to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Board considered the services provided by the Adviser to the Funds, noting that the Adviser monitors and evaluates the performance

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

of the Funds on a continuous basis, executes trades for each of the Funds and provides various compliance and administrative functions to the Funds. The Board considered the scope of each of these services provided by the Adviser to the Funds, including the practices described by the Adviser for regular monitoring and review of the Sub-Adviser’s activities, and concluded that such practices were adequate. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Board noted that the Sub-Adviser is primarily responsible for the portfolio management of the Funds, and considered the Sub-Adviser’s services in that regard. The Board considered that the Sub-Adviser creates and provides a portfolio management program, performs research and development of advanced technical strategies applied to the Funds, and performs analysis of the effectiveness of those strategies employed for each of the Funds. The Board considered the experience of the Sub-Adviser’s portfolio management and research staff and the quality and sophistication of the portfolio management services provided to the Funds, noting the differing strategies offered for each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund, and found them to be appropriate. The Board also considered the Sub-Adviser’s operation of its compliance program, and found that there have been no material compliance matters during the prior year. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Funds was satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore is not responsible for the performance of the Funds’ portfolios. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Funds’ investment objectives and appears to be carrying out its functions appropriately.

With respect to the Spectrum Low Volatility Fund, the Board considered the performance as compared to various benchmark indices and the Fund’s Morningstar category. The Board considered that for the one year period and since inception (December 16, 2013) period through September 30, 2016, the Fund outperformed its primary benchmark, the S&P/LSTA Leveraged Loan Index, and the Morningstar Non-Traditional Bond category, for both time periods. The Board also considered the Spectrum Low Volatility Fund’s returns as compared to the S&P 500 Total Return Index, and found that while the Fund underperformed the index, the Fund’s returns were positive and the Fund’s returns are not expected to necessarily be highly correlated to the returns of an equity index. Specifically, the Board noted that with respect to major stock market indices, such as the S&P 500 Total Return Index, that the Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices.

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

With respect to the Spectrum Advisors Preferred Fund, the Board considered the performance as compared to the Fund’s benchmark index and the Fund’s Morningstar Category. The Board considered that for the one year period and since inception (June 1, 2015) period through September 30, 2016, the Fund underperformed its primary benchmark, the S&P 500 Total Return Index, for both time periods. The Board considered that the Fund outperformed the Morningstar Multi-Alternative category, for both time periods. The Board took into account that the short period of operations was also not representative of the Sub-Adviser’s long term performance record. The Board then concluded that the performance information presented was satisfactory and that the Sub-Adviser was expected to continue to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. With respect to the Spectrum Low Volatility Fund, and the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees first considered the level of overall advisory fees, noting that the Fund’s advisory fee is 2.15% of which the Sub-Advisory receives 1.80%. The Board considered the Fund’s management fee as compared to that of comparably sized funds included in the Morningstar Multi-Alternative category and Non-Traditional Bond category, respectively, and found that the Fund’s management fee was the highest of Non-Traditional Bond category, but not the highest of the Multi-Alternative category and therefore within a range of reasonable fees when the categories are viewed a group. The Board considered Spectrum’s tactical investment approach is a factor that may lead Spectrum to demand a higher rate for its services as compared to other mutual funds in the Non-Traditional Bond category and concluded that the advisory fee was reasonable. The Board also noted that the Spectrum Low Volatility Fund’s total expense ratio (Investor Class shares) was not the highest as compared to similarly sized funds in either the Non-Traditional Bond category or Multi-Alternative category. The Board also considered the allocation of the advisory fee between the Adviser and Sub-Adviser and also concluded that the allocation of the advisory fee was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. The Board also took into account that fees charged by the Sub-Adviser for its investment management of separately managed accounts utilizing a substantially similar strategy as that of the Spectrum Low Volatility Fund was higher than the fee imposed on the Fund.

With respect to the Spectrum Advisors Preferred Fund, Trustees compared the overall advisory fee of 1.50%, of which 1.15% is paid to the Sub-Adviser, to that of similarly sized funds within the Morningstar Multi-Alternative Category, and found that while the Fund’s advisory fee was higher than average of the category, it was not the highest and appeared to be reasonable in relation to the range of fees charged by other funds. The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. In addition, the Board reviewed the level of overall fees to the Spectrum Advisors Preferred Fund, and found the Fund’s total expenses ratio (Investor Class shares) of 2.07% was within the range of the Multi-Alternative category. The Trustees concluded that overall fees were reasonable.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

the Funds. With respect to the Spectrum Low Volatility Fund, the Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for the both the 12 month periods ended September 30, 2015, and September 30, 2016, respectively. The Trustees considered that based on current asset levels, the Adviser’s relationship with the Fund is not profitable and the Sub-Adviser’s profits from its relationship with the Fund were negligible. The Adviser noted, that even though it lacks profits from advising the Fund, it continues to have access to capital from its parent company entities should the need arise.

With respect to the Spectrum Advisors Preferred Fund, the Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for the since inception period June 1, 2015 (inception) through September 30, 2016. The Trustees considered that based on current assets levels and stage of growth, that neither the Adviser’s or Sub-Adviser’s relationship with the Fund was profitable.

The Board took into account financial information provided by each of the Adviser and Sub-Adviser and did not consider the financial condition of either the Adviser or Sub-Adviser to be a concern at this time.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Funds. The Board reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and also took into consideration the Sub-Adviser’s expected capacity to grow the Funds and concluded that at current asset levels economies of scale was not a relevant consideration, but that economies of scale would be revisited as the Funds grow.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreements, respectively, with respect to each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund; and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for each Fund for an additional one-year period was in the best interests of the Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
2940 N. Lynnhaven Rd. Suite 200
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 6/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 6/7/2017

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 6/7/2017